Earnings per share	12 Months Ended
Dec. 31, 2024
Basic And Diluted Earning Per Share [Abstract]
Earnings per share
25.
Earnings per share

The following table presents the calculation of the weighted average number of shares and the basic and diluted earnings per share, determined and calculated based on the earnings attributable to the Group, as described in Note 3.4(ad):

	Outstanding shares	Shares considered in computation	Effective days in the year	Weighted average number of shares
	(in thousands)	(in thousands)		(in thousands)
Year 2022
Balance as of January 1, 2022	115,418	115,418	365	115,418
Balance as of December 31, 2022	115,418	115,418		115,418
Net earnings attributable to IFS’s shareholders S/(000)				1,668,026
Basic and diluted earnings per share attributable to IFS’s shareholders (Soles)				14.452
Year 2023
Balance as of January 1, 2023	115,418	115,418	365	115,418
Sale of treasury stock	1	1	277	1
Purchase of treasury stock	(939)	(939)	158	(407)
Balance as of December 31, 2023	114,480	114,480		115,012
Net earnings attributable to IFS’s shareholders S/(000)				1,072,728
Basic and diluted earnings per share attributable to IFS’s shareholders (Soles)				9.327
Year 2024
Balance as of January 1, 2024	114,480	114,480	365	114,480
Sale of treasury stock	2	2	41	—
Purchase of treasury stock	(1,194)	(1,194)	59	(193)
Balance as of December 31, 2024	113,288	113,288		114,287
Net earnings attributable to IFS’s shareholders S/(000)				1,300,078
Basic and diluted earnings per share attributable to IFS’s shareholders (Soles)				11.376